Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Notes to Consolidated Financial Statements [Abstract]
Summary of Weighted Average Assumptions in Stock Options

The weighted average assumptions of stock options by year of grant that impacted current year results are as follows:

		Year of Grant
Stock options	Based on	2023	2022
Weighted average grant date fair value per option	Black-Scholes-Merton option-pricing model as of the date of the grant	25.67	20.49
Weighted average assumptions:
Exercise price per option	Quoted market closing price of common shares on the last trading day immediately preceding the date of the grant	78.95	77.50
Expected annual dividend yield (%)	Annualized dividend rate as of the date of the grant	2.49	2.45
Expected volatility (%)	Historical volatility of Nutrien's shares over a period commensurate with the expected life of the grant	33	30
Risk-free interest rate (%)	Zero-coupon government issues implied yield available on equivalent remaining term at the time of the grant	3.84	2.00
Average expected life of options (years)	Historical experience	8.5	8.5

Compensation Expense for all Employee and Director Share-based Compensation Plans
			Compensation (Recovery) Expense
	Units Granted	Units Outstanding
	in 2023	as at December 31, 2023	2023	2022
Stock options	301,168	3,248,306	8	11
PSUs	517,219	1,732,785	(39)	13
RSUs	582,659	1,576,486	23	33
DSUs	34,075	401,296	(4)	2
SARs/TSARs	‐	176,284	(2)	4
			(14)	63

Disclosure Of Terms And Conditions Of Share based Payment Arrangement
Plans	Eligibility	Granted	Vesting Period	Maximum Term	Settlement
Stock Options	Officers and eligible employees	Annually	25 percent per year over four years	10 years	Shares [1]
Performance Share Units ("PSUs")	Officers and eligible employees	Annually	On third anniversary of grant date based on total shareholder return relative to PSU peer group (75 percent weighting) and return on invested capital (25 percent weighting)	Not applicable	Cash
Restricted Share Units ("RSUs")	Officers and eligible employees	Annually	On third anniversary of grant date and not subject to performance conditions	Not applicable	Cash
Deferred Share Units ("DSUs")	Non-executive directors	At the discretion of the Board of Directors	Fully vest upon grant	Not applicable	Cash [2]
Stock Appreciation Rights ("SARs") / Tandem Stock Appreciation Rights ("TSARs") [3]	Awards no longer granted; legacy awards only	Awards no longer granted; legacy awards only	25 percent per year over four years	10 years	Cash

1  Stock options may also be settled by cash settlement or, if approved by the Company, by a broker-assisted "cashless exercise" arrangement or a “net exercise” arrangement.

2  Directors can redeem their DSUs for cash only when they leave the Board of Directors for an amount equal to the market value of the common shares at the time of redemption or as mandated by the Nutrien DSU Plan.

3  Holders of TSARs have the ability to choose between (a) receiving in cash the price of our shares on the date of exercise in excess of the exercise price of the right or (b) receiving common shares by paying the exercise price of the right. Our past experience and future expectation are that substantially all TSAR holders will elect to choose the first option.